Shareholder Fees {- Natural Gas Portfolio}	Apr. 29, 2021 USD ($)
02.28 Select Portfolios: Group 3 Energy Sector Combo PRO-17 | Natural Gas Portfolio
Shareholder Fees:
(fees paid directly from your investment)	none